Other Income	12 Months Ended
Dec. 31, 2021
Other Income [Abstract]
OTHER INCOME

4 OTHER INCOME

The Group’s other income is made up of the following:

	Year Ended December 31,
	2021 $’000	2020 $’000	2019 $’000
Sublicense income	750	-	-
Other	143	-	-

Sublicense income has been classified as other income as the counterparty is not considered a customer but an entity we are collaborating with.